As filed with the Securities and Exchange Commission on September 18, 2013
Securities Act File No. 333-185540

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING Equity Trust

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

It is proposed that this filing will become effective immediately, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Classes A, B, C, I, O, and W of ING Large Cap Value Fund

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of ING Value Choice Fund, a series of ING Equity Trust, with and into ING Large Cap Value Fund, a series of ING Equity Trust, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information which were filed on EDGAR on February 28, 2013 (File No. 333-185540).

ING Equity Trust

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Section 4.3 of Registrant’s Declaration of Trust provides the following:

(a)         Subject to the exceptions and limitations contained in paragraph (b) below:

(i)             every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

(ii)          the word “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)     No indemnification shall be provided hereunder to a Trustee or Officer:

(i)             against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)          with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of his Trust; or

(iii)       in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)       by the court or other body approving the settlement or other disposition; or

(B)       based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c)          The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d)         Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)             such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii)          a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Section 8 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other  than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

1.              a.              Amended and Restated Declaration of Trust for ING Equity Trust dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

b.              Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated April 21, 2003 (ING Principal Protection Fund VIII) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

c.               Certificate of Amendment of Declaration of Trust and Redesignation of Series dated June 2, 2003 (Name change for ING Research Enhanced Index Fund) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A on January 9, 2004 and incorporated herein by reference.

d.              Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated November 1, 2003 (ING Principal Protection Fund IX) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A on January 9, 2004 and incorporated herein by reference.

e.               Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 20, 2004 (ING Principal Protection Fund X) — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement filed on Form N-1A on April 5, 2004 and incorporated herein by reference.

f.                Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (ING LargeCap Value Fund) — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

g.               Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (ING Principal Protection Fund VIII and ING Disciplined LargeCap Fund) — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on April 5, 2004 and incorporated herein by reference.

h.              Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective February 25, 2004 (ING Principal Protection Fund XI) — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

i.                  Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 15, 2004 (ING Financial Services Fund) — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on June 14, 2004 and incorporated herein by reference.

j.                 Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective August 25, 2003 (ING Principal Protection Fund VII — abolition of Class Q shares) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

k.              Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 2, 2003 (ING Principal Protection Fund V — abolition of Class Q shares) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

l.                  Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 (abolishment of ING Large Company Value Fund) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

m.          Abolition of Series of Shares of Beneficial Interest dated April 17, 2004 (abolishment of ING Growth Opportunities Fund) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

n.              Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated September 2, 2004 (ING Principal Protection Fund XII) — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

o.              Plan of Liquidation and Dissolution of Series (ING Tax Efficient Equity Fund) dated September 3, 2004 — Filed as an exhibit to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed on November 12, 2004 and incorporated herein by reference.

p.              Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 31, 2005 (ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

q.              Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 17, 2005 (ING Principal Protection Fund XIII) — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

r.                 Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated February 1, 2005 (ING Principal Protection Fund XIV) — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

s.                Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective April 29, 2005 (Class I shares of ING MidCap Value Choice and ING SmallCap Value Choice Funds) — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2005 and incorporated herein by reference.

t.                 Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 12, 2005 (ING Fundamental Research Fund and ING Opportunistic LargeCap Fund) — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

u.              Abolition of Series of Shares of Beneficial Interest (ING Equity and Bond Fund) dated March 30, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

v.              Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 6, 2006 (abolition of Class Q shares of ING Principal Protection Fund II, III and IV) — Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

w.            Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 12, 2006 (redesignation of ING Principal Protection Fund into ING Index Plus LargeCap Equity Fund) — Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

x.              Abolition of Series of Shares of Beneficial Interest dated October 24, 2006 (ING Convertible Fund) — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

y.              Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 15, 2006 (redesignation of ING MidCap Value Choice Fund into ING Value Choice Fund) — Filed as an Exhibit to Post-Effective

Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

z.               Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective February 1, 2007 (ING Principal Protection Fund II into ING Index Plus LargeCap Equity Fund II) — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

aa.       Abolition of Series of Shares of Beneficial Interest dated March 12, 2007 (ING Disciplined LargeCap Fund) — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

bb.       Abolition of Series of Shares of Beneficial Interest dated May 30, 2007 (ING MidCap Value Fund and ING SmallCap Value Fund) — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

cc.         Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 6, 2007 (ING Principal Protection Fund III into ING Index Plus LargeCap Equity Fund III) — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

dd.       Abolition of Series of Shares of Beneficial Interest dated October 19, 2004 (ING Tax Efficient Equity Fund) — Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2007 and incorporated herein by reference.

ee.         Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 9, 2007 (ING Principal Protection Fund IV into ING Index Plus LargeCap Equity Fund IV) — Filed as an exhibit to Post-Effective Amendment No. 83 on October 4, 2007 and incorporated herein by reference.

ff.           Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 19, 2007 (ING Equity Dividend Fund) — Filed as an Exhibit to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A filed on December 3, 2007 and incorporated herein by reference.

gg.         Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class W Shares), effective November 19, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed on December 14, 2007 and incorporated herein by reference.

hh.       Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 23, 2008 (ING Principal Protection Fund V into ING Index Plus LargeCap Equity Fund V) — Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A filed on January 22, 2008 and incorporated herein by reference.

ii.               Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 23, 2008 (ING Principal Protection Fund VI into ING Index Plus LargeCap Equity Fund VI) — Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement to Form N-1A filed on April 23, 2008 and incorporated herein by reference.

jj.             Amendment Establishment and Designation of Series and Classes of Beneficial Interest , Par Value $0.01 Per Share (Class O Shares for ING MidCap Opportunities Fund and ING Value Choice), effective May 30, 2008 — Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

kk.       Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 27, 2008 (ING Principal Protection Fund VII into ING Index Plus LargeCap Equity Fund VII) — Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement to Form N-1A filed on June 23, 2008 and incorporated herein by reference.

ll.               Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 23, 2008 (ING Principal Protection Fund VIII into ING Index Plus LargeCap Equity Fund VIII) — Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement to Form N-1A filed on December 18, 2008 and incorporated herein by reference.

mm. Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 22, 2009 (ING Principal Protection Fund IX into ING Index Plus LargeCap Equity Fund IX) — Filed as an Exhibit to Post-Effective

Amendment No. 99 to the Registrant’s Registration Statement to Form N-1A filed on April 15, 2009 and incorporated herein by reference.

nn.       Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class W for ING Equity Dividend Fund and ING MidCap Opportunities Fund), effective June 1, 2009 - Filed as an Exhibit to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2009 and incorporated herein by reference.

oo.       Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund VIII, effective July 13, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

pp.       Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund IX, effective July 13, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

qq.       Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective August 17, 2009 (ING Principal Protection Fund X into ING Index Plus LargeCap Equity Fund X) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

rr.             Abolition of Series of Shares of Beneficial Interest dated September 14, 2009 (ING Index Plus LargeCap Equity Fund VIII and ING Index Plus LargeCap Equity Fund IX) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

ss.           Amended Certificate of Declaration of Trust and Redesignation of Series, effective September 30, 2009 (Class W shares for ING Growth Opportunities Fund ) — Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2009 and incorporated herein by reference.

tt.             Certificate of Amendment of Declaration of Trust, effective November 20, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

uu.       Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 7, 2009 (abolishment of Class Q shares of ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING Real Estate Fund and ING SmallCap Opportunities Fund) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

vv.       Abolition of Series of shares of Beneficial Interest dated February 8, 2010 (ING SmallCap Value Multi-Manager Fund) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

ww.   Abolition of Series of Shares of Beneficial Interest dated March 25, 2010 (ING Principal Protection Fund XIII and ING Principal Protection Fund XIV) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

xx.       Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund X, effective September 10, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

yy.       Plan of Liquidation and Dissolution of Series for ING Principal Protection Fund XI, effective September 10, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

zz.         Plan of Liquidation and Dissolution of Series for ING Principal Protection Fund XII, effective September 10, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

aaa. Plan of Recapitalization of Class Q shares as Class W shares for ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING SmallCap Opportunities Fund, effective September 10, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

bbb. Abolition of Series of Shares of Beneficial Interest dated June 28, 2010 (ING Index Plus LargeCap Equity Fund X and ING Principal Protection Fund XI) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

ccc.   Abolition of Series of Shares of Beneficial Interest dated August 23, 2010 (ING Opportunistic LargeCap Fund) — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

ddd. Abolition of Series of Shares of Beneficial Interest dated January 2, 2011 (ING Index Plus LargeCap Equity Fund X and ING Principal Protection Fund XI) — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

eee.   Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class R Shares for ING Equity Divided Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING Value Choice Fund) dated May 19, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

fff.      Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class R Shares of ING Growth Opportunities Fund and ING SmallCap Opportunities Fund) dated May 19, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

ggg.   Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class I Shares of ING Mid Cap Value Fund) dated July 15, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

hhh. Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective May 18, 2012 — Filed as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement Form on N-1A filed on July 27, 2012 and incorporated herein by reference.

iii.            Amended Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share (Class O shares of ING Large Cap Value Fund) effective January 9, 2013 — Filed as an exhibit to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement Form on N-1A filed on January 25, 2013 and incorporated herein by reference.

jjj.         Amended Certificate of Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share (Class R6 shares of ING SmallCap Opportunities Fund) effective May 22, 2013 — Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

kkk. Amended Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share (Class R6 shares of ING Large Cap Value Fund and ING MidCap Opportunities Fund) effective May 22, 2013 — Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

2.              a.              By-Laws dated June 12, 1998 — Filed as an Exhibit to the Registrant’s initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

b.              Amendment to the By-Laws of the Pilgrim Equity Trust dated July 26, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

3.              Not Applicable.

4.              Agreement and Plan of Reorganization between ING Value Choice Fund, a series of ING Equity Trust, and ING Large Cap Value Fund, a series of ING Equity Trust— Attached as Appendix A to the Proxy Statement/Prospectus.

5.              Not Applicable.

6.              a.              Second Amended and Restated Investment Management Agreement dated September 23, 2002 as amended and restated on February 1, 2005, between ING Investments, LLC and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

i.                  Amendment, effective as of December 15, 2006, to the Second Amended and Restated Investment Management Agreement between ING Investments, LLC and ING Equity Trust — Filed as an Exhibit to Post-

Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

ii.               Amended Schedule A dated November, 2012, to the Second Amended and Restated Investment Management Agreement between ING Investments, LLC and ING Equity Trust — Filed as an exhibit to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement Form on N-1A filed on January 25, 2013 and incorporated herein by reference.

b.              Investment Management Agreement dated September 23, 2002, between ING Investments, LLC and ING Equity Trust with respect to ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

i.                  First Amendment, effective as of September 2, 2004, to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust with respect to ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

ii.               Second Amendment, effective December 15, 2006, to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust with respect to ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement filed on Form N-1A on July 26, 2007 and incorporated herein by reference.

iii.            Schedule A dated November 2009 with respect to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust with respect to ING Growth Opportunities Fund — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

c.               Sub-Advisory Agreement dated September 23, 2002, between ING Investments, LLC and ING Investment Management Co. LLC, (formerly, ING Investment Management Co.) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

i.                  First Amendment, effective as of July 1, 2003, to the Sub-Advisory Agreement between ING Investment, LLC and ING Investment Management Co. LLC  — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

ii.               Second Amendment, effective as of September 1, 2003, to the Sub-Advisory Agreement between ING Investment, LLC and ING Investment Management Co. LLC — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

iii.            Third Amendment, effective as of December 15, 2006, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC — Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement filed on Form N-1A on July 26, 2007 and incorporated herein by reference.

iv.           Fourth Amendment, effective as of September 15, 2007, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC — Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

v.              Amended Schedule A, effective November 2010, with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

d.              Sub-Advisory Agreement dated May 13, 2013 between ING Investments, LLC and CBRE Clarion Securities LLC — Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

e.               Sub-Advisory Agreement dated May 13, 2013 between ING Investments, LLC and RBC Global Asset Management (U.S.) Inc. — Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

f.                Sub-Advisory Agreement dated September 2011, between ING Investments, LLC and Wellington Management Company, LLP — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

g.               Sub-Advisory Agreement dated November 16, 2007, between ING Investments, LLC and Tradewinds Global Investors, LLC — Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

i.                  Amended Schedule A, effective November 2009, with respect to the Sub-Advisory Agreement between ING Investments, LLC and Tradewinds Global Investors, LLC — Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2009 and incorporated herein by reference.

h.              Interim Sub-Advisory Agreement dated November 30, 2012, between ING Investments, LLC and ING Investment Management Co. LLC with respect to ING Value Choice Fund — Filed as an exhibit to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement Form on N-1A filed on January 25, 2013 and incorporated herein by reference.

i.                  Amended and Restated Expense Limitation Agreement, effective September 23, 2002 as restated August 1, 2003, and amended and restated on February 1, 2005, between ING Investments, LLC, ING Equity Trust, and CBRE Clarion Securities LLC (formerly, ING Clarion Real Estate Securities, L.P. with respect to ING Real Estate Fund — Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

i.                  First Amendment, effective January 30, 2009, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC, ING Equity Trust, and CBRE Clarion Securities LLC (formerly, ING Clarion Real Estate Securities, L.P.) — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

ii.               Amended Schedule A dated August 4, 2011 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC, ING Equity Trust and CBRE Clarion Securities LLC (formerly, ING Clarion Real Estate Securities, L.P.) — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

j.                 Amended and Restated Expense Limitation Agreement between ING Equity Trust, and ING Investments, LLC dated September 23, 2002 as restated August 1, 2003 and amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

i.                  First Amendment, effective January 30, 2009, to the Amended and Restated Expense Limitation Agreement between ING Equity Trust, and ING Investments, LLC dated September 23, 2002, as restated August 1, 2003 and amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

ii.               Amended Schedule A dated May 31, 2013 to the Amended and Restated Expense Limitation Agreement between ING Equity Trust and ING Investments, LLC dated September 23, 2002 as restated August 1, 2003 and amended and restated February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2013 and incorporated herein by reference.

iii.            Fee Waiver Letter dated October 1, 2012, between ING Investments, LLC, and ING Equity Trust for ING Large Cap Value Fund, effective October 1, 2012 through the period ending October 1, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

iv.           Fee Waiver Letter dated October 1, 2012, between ING Investments, LLC, and ING Equity Trust for ING MidCap Opportunities Fund, effective October 1, 2012 through the period ending October 1, 2013. — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

v.              Fee Waiver Letter dated May 13, 2013, between ING Investments, LLC and ING Equity Trust for ING Large Cap Value Fund Class O shares effective May 13, 2013 through the period ending October 1, 2014 — Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2013 and incorporated herein by reference.

k.              Expense Limitation Agreement, effective September 11, 2008, between ING Investments, LLC, ING Funds Distributor, LLC and ING Equity Trust with respect to ING Value Choice Fund — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

i.                  First Amendment, effective January 30, 2009, to Expense Limitation Agreement between ING Investments, LLC ING Funds Distributor, LLC and ING Equity Trust with respect to ING Value Choice Fund — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

ii.               Amended Schedule A dated November 30, 2012 to the Expense Limitation Agreement, effective September 11, 2008, between ING Investments, LLC, ING Funds Distributor, LLC and ING Equity Trust with respect to ING Value Choice Fund — Filed as an exhibit to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement Form on N-1A filed on January 25, 2013 and incorporated herein by reference.

l.                  Expense Limitation Agreement between ING Investments, LLC, ING Funds Distributor, LLC and ING Equity Trust, effective January 26, 2009, with respect to ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

i.                  First Amendment, effective January 30, 2009, to the Expense Limitation Agreement between ING Investments, LLC, ING Funds Distributor, LLC and ING Equity Trust, effective January 26, 2009, with respect to ING Growth Opportunities Fund — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

ii.               Amended Schedule A dated November 20, 2009, to the Expense Limitation Agreement between ING Investments, LLC, ING Funds Distributor, LLC and ING Equity Trust, effective January 26, 2009, with respect to ING Growth Opportunities Fund — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

iii.            Fee Waiver Letter dated October 1, 2012 between ING Equity Trust and ING Investments, LLC for ING Growth Opportunities Fund, effective October 1, 2012 through the period ending October 1, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

m.          Fee Waiver Letter dated October 1, 2012 between ING Equity Trust and ING Investments, LLC for ING SmallCap Opportunities Fund, effective October 1, 2012 through the period ending October 1, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

7.              a.              Amended and Restated Underwriting Agreement, effective September 23, 2002, as amended and restated on May 30, 2008 and May 19, 2011 between ING Equity Trust and ING Investments Distributor, LLC (formerly, ING Funds Distributor, Inc.) — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

i.                  Amended Schedule A dated November, 2012, to the Amended and Restated Underwriting Agreement effective September 23, 2002, as amended and restated on May 30, 2008 and May 19, 2011 between ING Equity Trust and ING Investments Distributor LLC — Filed as an exhibit to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement Form on N-1A filed on January 25, 2013 and incorporated herein by reference.

b.              Underwriting Agreement dated September 23, 2002 between ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) and ING Equity Trust with respect to ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

i.                  Substitution Agreement with respect to the Underwriting Agreement between ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) and ING Equity Trust dated October 8, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

ii.               Schedule A dated November 2011 to the Underwriting Agreement between ING Investments Distributor, LLC and ING Equity Trust dated September 23, 2002 with respect to ING Growth Opportunities Fund — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

8.              Not Applicable.

9.              a.              Custody Agreement dated January 6, 2003 between ING Equity Trust and the Bank of New York Mellon (formerly, Bank of New York) — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Custody Agreement between ING Equity Trust and the Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

b.              Foreign Custody Manager Agreement dated January 6, 2003 between ING Equity Trust and the Bank of New York Mellon (formerly, Bank of New York) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Foreign Custody Manager Agreement between ING Equity Trust and the Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

ii.               Amended Schedule 2, effective June 4, 2008, to the Foreign Custody Manager Agreement with the Bank of New York Mellon— Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement to Form N-1A filed on September 29, 2008 and incorporated herein by reference.

c.               Securities Lending Agreement and Guaranty dated August 7, 2003 between each Investment Company listed in Exhibit A and the Bank of New York Mellon (formerly, Bank of New York) - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 31, 2013 with respect to the Securities Lending Agreement and Guaranty between ING Equity Trust and Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

d.              The Bank of New York Cash Reserve Agreement dated March 31, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Bank of New York Cash Reserve Agreement between ING Equity Trust and Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

10.       a.              Fifth Amended and Restated Distribution and Service Plan (Classes A, B, C, Q and T Shares) dated August 1, 1998, amended and restated November 16, 1999, May 9, 2001, November 2, 2001, August 20, 2002 and April 1, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

ii.               Amended Schedule A dated November 2010 with respect to the Fifth Amended and Restated Distribution and Service Plan — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

iii.            Amended Schedule B dated November 2010 with respect to the Fifth Amended and Restated Distribution and Service Plan — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

b.              Service and Distribution Plan dated August 20, 2002 with regard to Class A shares of ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

i.                  Schedule A dated November 2009 to the Service and Distribution Plan with regard to Class A shares of ING Growth Opportunities Fund — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

c.               Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

i.                  Schedule A dated November 2009 to the Service and Distribution Plan with regard to Class B shares of ING Growth Opportunities Fund — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

d.              Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Growth Opportunities Fund (formerly, ING LargeCap Growth Fund) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

i.                  Schedule A dated November 2009 to the Service and Distribution Plan with regard to Class C shares of ING Growth Opportunities Fund — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

e.               Amended and Restated Shareholder Service Plan dated November, 2012 with regard to Class O shares — Filed as an exhibit to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement Form on N-1A filed on January 25, 2013 and incorporated herein by reference.

f.                Shareholder Service and Distribution Plan dated May 19, 2011 with regard to Class R shares — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

i.                  Fee Waiver Letter dated March 1, 2012 for the Shareholder Service and Distribution Plan with regard to Class R shares of the ING Equity Dividend Fund, renamed ING Large Cap Value Fund as of May 18, 2012, effective March 1, 2012 for the period ending October 1, 2013 — Filed as an Exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2012 and incorporated herein by reference.

g.               Fifth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust dated May 19, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

i.                  Amended Schedule A dated September 30, 2011, to the Fifth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust dated May 19, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

ii.               Amended Schedule B dated September 30, 2011, to the Fifth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust dated May 19, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

h.              Form of Sixth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust — Filed as an exhibit to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement Form on N-1A filed on January 25, 2013 and incorporated herein by reference.

11.       Opinion and Consent of Counsel —Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement filed on December 18, 2012 and incorporated herein by reference.

12.       Opinion and Consent of Counsel Supporting Tax Matters and Consequences — Filed herein.

13.       a.              Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and ING Equity Trust. — Filed as an Exhibit to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2009 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 with respect to the Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. and ING Equity Trust — Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

ii.               Amendment to Transfer Agency Services Agreement dated February 8, 2011 between BNY Mellon Investment Servicing (US) Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

b.              Fund Accounting Agreement dated January 6, 2003 between ING Equity Trust and the Bank of New York Mellon (formerly, Bank of New York) — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Fund Accounting Agreement dated January 6, 2003 between ING Equity Trust and the Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

c.               Financial Guaranty Agreement dated July 3, 2001 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

i.                  First Amendment to Financial Guaranty Agreement dated January 14, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

ii.               Second Amendment to Financial Guaranty Agreement dated March 28, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

iii.            Third Amendment to Financial Guaranty Agreement dated August 20, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

iv.           Fourth Amendment to Financial Guaranty Agreement dated October 30, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

v.              Fifth Amendment to Financial Guaranty Agreement dated November 12, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

vi.           Sixth Amendment to Financial Guaranty Agreement dated February 10, 2003 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

vii.        Seventh Amendment to Financial Guaranty Agreement dated March 24, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

viii.     Eighth Amendment to Financial Guaranty Agreement dated September 26, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

ix.           Ninth Amendment to Financial Guaranty Agreement dated January 31, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

x.              Tenth Amendment to Financial Guaranty Agreement dated June 10, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

xi.           ING Principal Protection Fund X Waiver of Financial Guaranty Agreement Terms dated January 11, 2005 between MBIA Insurance Corporation, ING Investment Management Co., and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

xii.        Eleventh Amendment to Financial Guaranty Agreement dated January 31, 2005, between MBIA Insurance Corporation, ING Investments, LLC, ING Equity Trust and ING Investment Management, Co — Filed as an Exhibit to

Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

xiii.     Twelfth Amendment for Financial Guaranty Agreement dated as of July 25, 2007 — Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2007 and incorporated herein by reference.

d.              Amended and Restated Administration Agreement dated September 23, 2002, as amended and restated on November 30, 2008 between ING Equity Trust and ING Funds Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

i.                  Amendment, effective April 1, 2010, to the Amended and Restated Administration Agreement — Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

ii.               Amended Schedule A dated November, 2012 Amended and Restated Administration Agreement dated September 23, 2002, as amended and restated on November 30, 2008 between ING Equity Trust and ING Funds Services, LLC — Filed as an exhibit to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement Form on N-1A filed on January 25, 2013 and incorporated herein by reference.

e.               Shareholder Service Agreement made on September 23, 2002 between ING Equity Trust and ING Funds Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

i.                  Amended Fee Schedule, adjusted August 1, 2006, with respect to the Shareholder Service Agreement between ING Equity Trust and ING Funds Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

f.                Shareholder Services Agreement made on September 1, 2004 between ING Investments Distributor, LLC (formerly, ING Fund Distributor, LLC) and ING Direct Securities, Inc. (Class O Shares) — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

14.       Not applicable.

15.       Not applicable.

16.       Powers of Attorney — Filed herein.

17.       Not applicable.

ITEM 17. UNDERTAKINGS

1.              The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.              The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.              The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 18th day of September, 2013.

ING Equity Trust

By:	/s/ Huey P. Falgout, Jr.

Huey P. Falgout, Jr.

Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	September 18, 2013

Colleen D. Baldwin*	Trustee	September 18, 2013

John V. Boyer*	Trustee	September 18, 2013

Patricia W. Chadwick*	Trustee	September 18, 2013

Albert E. DePrince, Jr.*	Trustee	September 18, 2013

Peter S. Drotch*	Trustee	September 18, 2013

J. Michael Earley*	Trustee	September 18, 2013

Russell H. Jones*	Trustee	September 18, 2013

Patrick W. Kenny*	Trustee	September 18, 2013

Shaun P. Mathews*	Interested Trustee and President and Chief Executive Officer	September 18, 2013

Joseph E. Obermeyer*	Trustee	September 18, 2013

Sheryl K. Pressler*	Trustee	September 18, 2013

Roger B. Vincent*	Trustee	September 18, 2013

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.

as Attorney-in-Fact**

**                                  Powers of Attorney for Todd Modic and each Trustee - Filed herein.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences
(16)	Powers of Attorney